Related Party Transactions and Balances (Details Narrative)	Dec. 31, 2022
Mr. Chia [Member]
Ownership percentage by parent	62.00%
Straits Energy Resources Berhad ("Straits") [Member]
Ownership percentage by non controlling owners	38.00%